Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Interest and Other Income	$ 697,422	$ 640,472	$ 1,346,023	$ 1,305,368	$ 2,689,405	$ 2,767,019
Interest Expense	463,470	493,284	920,803	968,978	1,970,986	1,913,704
Net Interest Income	233,952	147,188	425,220	336,390	718,419	853,315
Provision for losses on mortgage loans receivable	30,463	47,500	48,741	156,734	254,310	116,172
Net Interest Income after Provision for Mortgage Losses	203,489	99,688	376,479	179,656	464,109	737,143
Operating Expenses
Other than temporary impairment on bond portfolio	50,000		100,000
Other operating expenses	183,975	175,523	310,559	280,916	514,291	584,922
Operating Loss	233,975	175,523	410,559	280,916	514,291	584,922
Other Income
Net Loss Income	$ (30,486)	$ (75,835)	$ (34,080)	$ (101,260)	$ (50,182)	$ 152,221
Basic and Diluted (Loss) Income Per Share	$ (.02)	$ (0.05)	$ (0.02)	$ (0.06)	$ (.03)	$ .09
Dividends Declared Per Share	$ 0.06	$ 0.02	$ 0.12	$ 0.09	$ .22	$ .28
Weighted Average Common Shares Outstanding - Basic and Diluted	1,677,798	1,677,798	1,677,798	1,677,798	1,677,798	1,677,798